Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Inventories [Abstract]
Schedule of inventories
Inventories

	As of December 31,
(In $ million)	2018	2017
Raw materials and consumables	463	424
Work in progress	133	145
Finished goods	720	717
Engineering and maintenance materials	123	99
Provision against inventories	(28)	(15)
Total inventories	1,411	1,370